Commitments (Details Narrative)	Jun. 30, 2026 CAD ($)
IfrsStatementLineItems [Line Items]
Expenditure commitments	$ 795,000
Laird Lake Claims [Member]
IfrsStatementLineItems [Line Items]
Annual work commitment	$ 74,800